14. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

In April 2016, the Company entered into Note Extension Agreement with existing note holders who held Promissory Notes scheduled to mature on May 21, 2016, whereby the note holders agreed to extend the maturity date of the Promissory notes to May 21, 2017. As consideration for the extension the note holders received 480,000 five year warrants with an exercise price of $1.10 per share.

The Class B preferred stock accrues 7 percent per annum dividends. The dividends began accruing April 30, 2010, and are cumulative.  Dividends are payable annually in arrears.  At December 31, 2015, $6,857 of dividends had accrued on these shares.  However, they are unrecorded on the Company’s books until declared.  On February 16, 2015, the Company declared dividends on its Series B and the Company paid the dividends in Company common stock.  On February 16, 2015 the Company issued 4,969 shares to the 7% Series B Convertible Preferred Stockholders.

On February 9, 2016, the Company entered into a letter agreement (the “Agreement”) with Miriam Blech and River Charitable Remainder Unitrust f/b/o Isaac Blech, who together control all of the Company’s Class C Preferred Stock.  Pursuant to the Agreement, the parties agreed to postpone payment of the annual dividend on the Company’s Class C Preferred Stock until five (5) business days following the day on which the Company holds an annual or special meeting of its stockholders where the stockholders are presented with a proposal to increase the authorized capital stock of the Company.

On January 26, 2016, the Company entered into securities purchase agreements with a group of accredited investors, pursuant to which the Company issued 227,273 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 56,818 shares of the Corporation’s common stock in the aggregate, at an exercise price of $1.50 per share (the “Warrants”). The Warrants have a term of five years and may be exercised at any time from or after the date of issuance and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc). Upon closing of this equity financing, the Company received proceeds of $250,000.

On February 24, 2016, the Company received proceeds of $1,256,782 in connection with the Company's offer to amend and exercise warrants. In connection with the offering, warrant holders elected to exercise a total of 1,142,529 of their $1.125 warrants at a reduced exercise price of $1.10 per share. The Company issued new warrants to the participants to purchase 285,654 shares of common stock with a term of five (5) years and have an exercise price per share equal to $1.50. On March 3, 2016 the Company agreed to reissue the 480,784 $1.50 warrants originally issued as part of the November 5, 2015, December 23, 2015 and January 5, 2016 financings and to re-issue these warrants to equal 100% warrant coverage equal to 1,923,137 five year warrants at $1.10 per share.

On March 3, 2016 the Company agreed to amend the 480,784 $1.50 warrants from the November 5, 2015, December 23, 2015 and January 5, 2016 financings and to issue these amended warrants equal to 100% warrant coverage equal to 1,923,137 five year warrants at $1.10 per share.

On March 10, 2016, the Company entered into securities purchase agreements with accredited investors, advisory clients of Wellington Management Company, LLP and the Dan Wachtler Family Trust pursuant to which the Company issued 5,076,863 shares of common stock at the purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 5,076,863 shares of the Company's common stock in the aggregate, at an exercise price of $1.10 per share. The warrants have a term of five years and may be exercised on a cashless basis. In addition to customary, structural anti-dilution protection (i.e., stock splits, dividends, etc), should the Company, during the term of the warrants, issue common shares at a per share consideration that is less than the exercise price, the exercise price of each warrant shall be reduced concurrently with such issue, to the consideration per share received by the Company for such issue of additional stock. Upon closing of this equity financing, the company received proceeds of $5,584,549.

Aside from legal fees, the Company incurred $334,875 in fees, plus the issuance of 202,955 $1.10 five year warrants in connection with this financing transaction and this amount is not reflected in the proceeds above.